Redeemable Convertible Preferred Shares - Schedule of Convertible Redeemable Preferred Shares Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Temporary Equity [Line Items]
Receivable for issuance of Series C convertible redeemable preferred shares		$ (4,000)
Accretion of preferred shares redemption value	$ 2,868	6,377	$ 3,201
Series A Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Beginning Balance	$ 6,796	$ 6,508	$ 6,220
Beginning Balance, Shares	4,912,934	4,912,934	4,912,934
Accretion of preferred shares redemption value	$ 96	$ 288	$ 288
Ending Balance		$ 6,796	$ 6,508
Ending Balance, Shares		4,912,934	4,912,934
Series A Convertible Redeemable Preferred Stock | Upon Initial Public Offering
Temporary Equity [Line Items]
Converted to ordinary shares upon IPO	$ (6,892)
Converted to ordinary shares upon IPO (shares)	(4,912,934)
Series B Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Beginning Balance	$ 35,132	$ 33,511	$ 31,890
Beginning Balance, Shares	14,084,239	14,084,239	14,084,239
Accretion of preferred shares redemption value	$ 540	$ 1,621	$ 1,621
Ending Balance		$ 35,132	$ 33,511
Ending Balance, Shares		14,084,239	14,084,239
Series B Convertible Redeemable Preferred Stock | Upon Initial Public Offering
Temporary Equity [Line Items]
Converted to ordinary shares upon IPO	$ (35,672)
Converted to ordinary shares upon IPO (shares)	(14,084,239)
Series C Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Beginning Balance	$ 74,290	$ 44,931
Beginning Balance, Shares	2,858,394	1,728,989
Issuance of Series C convertible redeemable preferred shares, net of issuance costs	$ 18,035	$ 28,891	$ 43,639
Issuance of Series C convertible redeemable preferred shares, net of issuance costs (shares)	711,563	1,129,405	1,728,989
Receivable for issuance of Series C convertible redeemable preferred shares		$ (4,000)
Accretion of preferred shares redemption value	$ 2,232	4,468	$ 1,292
Ending Balance		$ 74,290	$ 44,931
Ending Balance, Shares		2,858,394	1,728,989
Receivable for issuance of Series C convertible redeemable preferred shares	4,000
Series C Convertible Redeemable Preferred Stock | Upon Initial Public Offering
Temporary Equity [Line Items]
Deemed dividend to preferred shareholders upon IPO	$ 82,034
Deemed dividend to preferred shareholders upon IPO (shares)	13,672,340
Converted to ordinary shares upon IPO	$ (180,591)
Converted to ordinary shares upon IPO (shares)	(17,242,297)